SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration of credit risk [Line Items]
Value Added Tax Rate On Revenue From Primary Agricultural Products	13.00%
Value Added Tax Rate On Revenue From Sale Of Other Products	17.00%
Marketing and Advertising Expense
Other Liabilities, Noncurrent	$ 1,352,202	502,180
Operating Leases, Term	15 years
Customer Loyalty Program Liability, Description	In 2016, the Company launched a customer loyalty program to certain qualified customers, who can earn customer credits from purchases if their annual spending with the Group exceeds RMB10 million.
Customer Loyalty Program, Shares To Be Issued	4,420
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 1,377,503
Additional Paid In Capital [Member]
Concentration of credit risk [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	1,377,503
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Concentration of credit risk [Line Items]
Other Liabilities, Noncurrent	1,086,342
Selling and Marketing Expense [Member]
Concentration of credit risk [Line Items]
Marketing and Advertising Expense	$ 498,045	$ 131,486